UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00249

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds I

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders

Annual report Delaware Mid Cap Value Fund October 31, 2010 Value equity mutual fund
This annual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Mid Cap Value Fund.

The figures in the annual report for Delaware Mid Cap Value Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Mid Cap Value Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Mid Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	11
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	28
Report of independent registered
public accounting firm	38
Other Fund information	39
Board of trustees/directors and
officers addendum	40
About the organization	50

Unless otherwise noted, views expressed herein are current as of Oct. 31, 2010 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Mid Cap Value Fund	November 9, 2010

Performance preview (for the year ended October 31, 2010)
Delaware Mid Cap Value Fund (Class A shares)	1-year return	+25.92%
Russell Midcap® Value Index (benchmark)	1-year return	+27.49%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Mid Cap Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

A flood of government-created liquidity helped lift most corporate boats during the Fund’s fiscal year (ended Oct. 31, 2010), as the bull market that began in the dark final days of the global financial crisis continued in fits and starts. Early in the fiscal period, stocks were still in the initial stage of the powerful rally that started in March 2009, with mid-cap indices strongly outperforming their large-cap counterparts. Beginning in April 2010, however, most stocks entered a corrective phase as a sovereign-debt crisis in peripheral euro-zone countries rekindled fears of renewed bank failures. The correction ended in late June 2010 and was followed by a “trading range” market in which most stock markets moved within a band of nearly 10 percentage points (Source: Bloomberg). During this period, many investors struggled to interpret signs of economic deceleration in the United States and progress toward a resolution of the debt problems in Europe.

The range-bound phase of the bull run ended in late August 2010, when Federal Reserve Chairman Ben Bernanke delivered a notable speech at the annual conference of global central bankers. He noted that unless economic conditions improved, the Fed was prepared to undertake a second round of quantitative easing (also referred to as QE2) in which the central bank would buy U.S. Treasury bonds. Bernanke’s

     The Federal Reserve’s easy money policies lifted U.S. mid-cap stocks in general:
  Inflation fell below the Fed’s preferred range as growth decelerated.

  A revival in mergers-and-acquisitions activity generally boosted mid-cap stocks.

  The prospect of another round of quantitative easing gave equities a late push during the period.

Portfolio management review
Delaware Mid Cap Value Fund

comments on QE2 were reinforced a few weeks later at a regularly scheduled meeting of the rate-setting Federal Open Market Committee. Many investors interpreted QE2, which was scheduled to begin in November 2010, to mean that the additional liquidity could support stock prices even if the real economy was slow to respond to the additional monetary stimulus. Most asset classes subsequently shot higher over the final two months of the reporting period, with mid-cap stocks soaring by roughly 20%. (Source: Bloomberg.)

Strength among medium-sized companies was unusually broad based, with transportation and real estate investment trusts (REITs) up more than 40%, while basic industries and consumer services rose approximately 30% during the Fund’s fiscal year. Meanwhile, financial services remained the weakest sector, as much of the group remained burdened by nonperforming bank assets. Still, financial services returned approximately 18% over the Fund’s fiscal year, apparent evidence of the power of the bull market and the high sector and security correlations during the period.

Fund performance

For the fiscal year ended Oct. 31, 2010, Delaware Mid Cap Value Fund (Class A shares) returned 25.92% at net asset value and 18.73% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Russell Midcap Value Index returned 27.49%. Complete annualized performance for Delaware Mid Cap Value Fund is shown in the table on page 4.

In general, the Fund benefited from its overweight allocation relative to the benchmark in the basic industry and technology sectors, as well as to companies that produce physical assets. For instance, the Fund’s top-performing stock was the truck engine manufacturer Cummins, which atypically gained more than 100% for the fiscal year. With a focus on producing fuel-efficient, cleaner-burning engines, we believe Cummins was well positioned to reap rewards from the economic recovery and from government policies that promoted “green” alternatives. Another physical asset company, Cliffs Natural Resources, also contributed to the Fund’s relative performance, gaining more than 80% over the fiscal year, due to increased demand for its iron ore and metallurgical coal. The Fund’s position in the consumer staples company Herbalife also did well, posting unusually strong results in excess of 90%, on the heels of better-than-expected earnings reports and encouraging guidance from management. Herbalife distributes its products through about two million independent wholesale distributors in 73 countries, giving it valuable exposure to some faster-growing economies overseas. As of the end of the period, the Fund continued to maintain significant positions in Cummins, Cliffs Natural Resources, and Herbalife due to what we believe are attractive valuations and improving fundamentals.

Conversely, our underweight allocation to REITs relative to the benchmark detracted from performance, as did our exposure to three companies from the hard-hit financial services and homebuilding industries. The Fund’s stake in BancorpSouth fell approximately 40% as the company experienced an abrupt deterioration in its loan portfolio at an unusually late stage of the business cycle. A similar scenario caused approximately a 25% drop in the value of the Fund’s position in Hancock Holding, which we believe is an otherwise high-quality bank whose prospects now appear to be back on track after two difficult quarters. Finally, the Fund’s position in Pulte Group, a major U.S. homebuilder, was down more than 30% during the fiscal year. Pulte Group’s problems are not unique to that company; residential real estate inventories remain high and prices soft. Though the company’s management has undertaken aggressive cost-cutting and restructuring, its efforts have met with limited success so far with house prices still searching for a bottom. The Fund maintains positions in BancorpSouth, Hancock Holding, and Pulte Group on the basis of valuation and the possibility of a rebound in profitability as the economy recovers.

Outlook

Overall, the Fund is currently more heavily invested in businesses that may benefit from higher commodity prices and from areas of the global economy where growth remains relatively robust. Meanwhile, we are less heavily invested in financials and utilities, sectors where value appears to be relatively scarce. As always, we look for companies that we believe have the potential to generate significant amounts of free cash flow that can be returned to shareholders in the form of higher dividends and share buybacks.

Performance summary
Delaware Mid Cap Value Fund	October 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Fund performance	Average annual total returns through Oct. 31, 2010
	1 year	Lifetime
Class A (Est. Feb. 1, 2008)
Excluding sales charge	+25.92%	+0.32%
Including sales charge	+18.73%	-1.83%
Class C (Est. July 31, 2008)
Excluding sales charge	+24.96%	+1.03%
Including sales charge	+23.96%	+1.03%
Class R (Est. July 31, 2008)
Excluding sales charge	+26.15%	+1.80%
Including sales charge	+26.15%	+1.80%
Institutional Class (Est. Feb. 1, 2008)
Excluding sales charge	+26.31%	+0.53%
Including sales charge	+26.31%	+0.53%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Feb. 28, 2010, through Feb. 28, 2011.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Feb. 28, 2010, through Feb. 28, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has contractually agreed to reimburse certain expenses and/or waive certain fees to prevent total annual fund operating expenses from exceeding 1.00% of the Fund’s average daily net assets from Feb. 28, 2010, through Feb. 28, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	2.96%	3.66%	3.26%	2.66%
(without fee waivers)
Net expenses	1.25%	2.00%	1.50%	1.00%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summary
Delaware Mid Cap Value Fund

Performance of a $10,000 investment
Average annual total returns from Feb. 1, 2008 (Fund’s inception) through Oct. 31, 2010

For period beginning Feb. 1, 2008, through Oct. 31, 2010	Starting value	Ending value
Russell Midcap Value Index	$10,000	$9,767
Delaware Mid Cap Value Fund — Class A shares	$9,425	$9,507

The chart assumes $10,000 invested in the Fund on Feb. 1, 2008, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Russell Midcap Value Index as of Feb. 1, 2008.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes shareholders would pay on Fund distributions or redemptions of Fund shares.

	Nasdaq symbols	CUSIPs
Class A	DLMAX	246093868
Class C	DLMCX	246093850
Class R	DLMRX	246093843
Institutional Class	DLMIX	246093835

Disclosure of Fund expenses
For the six-month period May 1, 2010 to October 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from May 1, 2010 to October 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/10	10/31/10	Expense Ratio	5/1/10 to 10/31/10*
Actual Fund return
Class A	$1,000.00	$1,029.10	1.25%	$6.39
Class C	1,000.00	1,025.60	2.00%	10.21
Class R	1,000.00	1,030.30	1.50%	7.68
Institutional Class	1,000.00	1,030.30	1.00%	5.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.25%	$6.36
Class C	1,000.00	1,015.12	2.00%	10.16
Class R	1,000.00	1,017.64	1.50%	7.63
Institutional Class	1,000.00	1,020.16	1.00%	5.09

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Mid Cap Value Fund	As of October 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	94.85%
Basic Industry	11.96%
Business Services	2.09%
Capital Spending	8.01%
Consumer Cyclical	5.17%
Consumer Services	9.84%
Consumer Staples	4.80%
Energy	11.29%
Financial Services	15.34%
Healthcare	5.28%
Real Estate	3.38%
Technology	11.05%
Transportation	2.44%
Utilities	4.20%
Discount Note	5.33%
Total Value of Securities	100.18%
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Newfield Exploration	2.49%
FMC	2.25%
Cummins	2.13%
Cliffs Natural Resources	1.96%
Cytec Industries	1.96%
Celanese Series A	1.75%
Crown Holdings	1.72%
Johnson Controls	1.62%
Forest Oil	1.58%
Reynolds American	1.57%

Statement of net assets
Delaware Mid Cap Value Fund	October 31, 2010

		Number of shares	Value
Common Stock – 94.85%
Basic Industry – 11.96%
	Celanese Series A	6,700	$238,855
	Cliffs Natural Resources	4,100	267,320
†	Crown Holdings	7,300	234,987
	Cytec Industries	5,400	267,408
	FMC	4,200	307,020
†	Owens-Illinois	5,100	142,953
†	Solutia	9,500	172,045
			1,630,588
Business Services – 2.09%
	Brink’s	3,200	75,520
	Donnelley (R.R.) & Sons	4,200	77,490
	Manpower	2,400	131,352
			284,362
Capital Spending – 8.01%
	Bucyrus International	2,200	149,952
	Cummins	3,300	290,730
	Gardner Denver	3,200	185,024
	KBR	7,200	182,880
	Parker Hannifin	2,200	168,410
	Regal Beloit	2,000	115,420
			1,092,416
Consumer Cyclical – 5.17%
†	BorgWarner	3,300	185,163
	Eaton	1,100	97,713
	Horton (D.R.)	4,500	46,980
	Johnson Controls	6,300	221,256
	Newell Rubbermaid	6,400	112,960
†	Pulte Group	5,200	40,820
			704,892
Consumer Services – 9.84%
	American Eagle Outfitters	9,800	156,898
†	Dollar Tree	2,250	115,448
	Fortune Brands	1,700	91,885
	Gap	7,800	148,278
	Hasbro	2,800	129,500
	Macy’s	6,000	141,840

Statement of net assets
Delaware Mid Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Meredith	2,500	$84,875
	PETsMART	5,100	190,893
	Tiffany	2,800	148,400
	VF	1,600	133,184
			1,341,201
Consumer Staples – 4.80%
	Del Monte Foods	14,300	205,062
	Herbalife	3,100	197,966
	Reynolds American	3,300	214,170
†	Smithfield Foods	2,200	36,850
			654,048
Energy – 11.29%
	El Paso	11,300	149,838
	ENSCO International ADR	3,600	166,824
	EQT	2,100	78,624
†	Forest Oil	7,000	215,110
†	Newfield Exploration	5,700	339,834
	QEP Resources	4,100	135,423
†	Rowan	5,600	184,240
†	Whiting Petroleum	1,800	180,792
	Williams	4,100	88,232
			1,538,917
Financial Services – 15.34%
	American Financial Group	6,900	211,002
	Associated Banc-Corp	2,800	35,476
	BancorpSouth	5,900	77,821
	Bank of Hawaii	4,000	172,760
	Berkley (W.R.)	7,400	203,648
	Cullen/Frost Bankers	2,200	115,368
	Federated Investors Class B	3,900	97,149
†	First Horizon National	8,148	82,213
	Hancock Holding	4,400	138,248
	HCC Insurance Holdings	5,500	145,640
	Loews	1,900	75,012
	Northern Trust	1,100	54,593
	Raymond James Financial	3,900	110,058
	Regions Financial	8,600	54,180

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	Reinsurance Group of America	3,300	$165,231
	StanCorp Financial Group	1,400	60,060
	Torchmark	2,200	126,016
	Validus Holdings	4,279	121,352
	Zions Bancorporation	2,200	45,452
			2,091,279
Healthcare – 5.28%
	Becton, Dickinson	2,200	166,144
	McKesson	2,200	145,156
	Service Corporation International	16,500	136,620
	Universal Health Services Class B	4,100	169,207
†	Watson Pharmaceuticals	2,200	102,630
			719,757
Real Estate – 3.38%
	Boston Properties	1,300	112,047
	Brandywine Realty Trust	8,500	101,745
	Highwoods Properties	4,700	155,711
	Kimco Realty	5,300	91,319
			460,822
Technology – 11.05%
†	Adobe Systems	3,900	109,785
†	Agilent Technologies	3,200	111,360
†	Alliant Techsystems	1,100	83,864
†	Avnet	4,000	119,120
	Computer Sciences	2,200	107,910
†	Compuware	9,000	90,090
†	Fiserv	2,400	130,848
	Goodrich	2,200	180,554
	National Semiconductor	6,700	91,790
	Rockwell Automation	2,900	180,873
†	Synopsys	8,300	212,314
†	Thermo Fisher Scientific	1,700	87,414
			1,505,922
Transportation – 2.44%
	Canadian National Railway	2,100	136,038
	CSX	3,200	196,640
			332,678

Statement of net assets
Delaware Mid Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Utilities – 4.20%
Edison International	3,400	$125,460
PPL	3,900	104,910
Public Service Enterprise Group	4,400	142,340
Questar	4,100	69,577
Wisconsin Energy	2,200	130,988
		573,275
Total Common Stock (cost $11,143,636)		12,930,157

	Principal amount
≠Discount Note – 5.33%
Federal Home Loan Bank 0.10% 11/1/10	$727,007	727,007
Total Discount Note (cost $727,007)		727,007

Total Value of Securities – 100.18%
(cost $11,870,643)		13,657,164
Liabilities Net of Receivables
and Other Assets – (0.18%)		(24,634)
Net Assets Applicable to 1,603,643
Shares Outstanding – 100.00%		$13,632,530

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($566,788 / 66,800 Shares)		$8.48
Net Asset Value – Delaware Mid Cap Value Fund
Class C ($118,727 / 14,116 Shares)		$8.41
Net Asset Value – Delaware Mid Cap Value Fund
Class R ($27.50 / 3.235 Shares)		$8.50
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($12,946,987 / 1,522,724 Shares)		$8.50

Components of Net Assets at October 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$12,622,138
Undistributed net investment income	39,895
Accumulated net realized loss on investments	(816,024)
Net unrealized appreciation of investments	1,786,521
Total net assets	$13,632,530

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$8.48
Sales charges (5.75% of offering price) (B)	0.52
Offering price	$9.00

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statement of operations
Delaware Mid Cap Value Fund	Year Ended October 31, 2010

Investment Income:
Dividends	$180,263
Interest	564
Foreign tax withheld	(320)	$180,507

Expenses:
Management fees	87,579
Registration fees	58,688
Dividend disbursing and transfer agent fees and expenses	43,760
Reports and statements to shareholders	20,496
Legal fees	19,798
Dues and services	17,790
Audit and tax fees	11,613
Accounting and administration expenses	4,635
Pricing fees	2,244
Distribution expenses – Class A	1,346
Distribution expenses – Class C	927
Trustees’ fees	656
Insurance fees	415
Custodian fees	271
Consulting fees	159
Trustee’s expenses	45	270,422
Less fees absorbed or waived		(151,363)
Less waiver of distribution expenses – Class A		(223)
Total operating expenses		118,836
Net Investment Income		61,671

Net Realized and Unrealized Gain on Investments
and Foreign Currencies:
Net realized gain on:
Investments		327,732
Foreign currencies		8
Net realized gain		327,740
Net change in unrealized appreciation/depreciation of investments
and foreign currencies		2,210,939
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		2,538,679

Net Increase in Net Assets Resulting from Operations		$2,600,350

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Year Ended
	10/31/10	10/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$61,671	$90,945
Net realized gain (loss) on investments and
foreign currencies	327,740	(1,012,359)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	2,210,939	1,979,224
Net increase in net assets resulting from operations	2,600,350	1,057,810

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,833)	(660)
Class C	—	(20)
Institutional Class	(73,232)	(49,847)
	(75,065)	(50,527)
Capital Share Transactions:
Proceeds from shares sold:
Class A	382,150	201,060
Class C	33,142	55,564
Institutional Class	3,183,137	2,709,865

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,833	660
Class C	—	20
Institutional Class	73,232	49,847
	3,673,494	3,017,016

	Year Ended
	10/31/10	10/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(203,033)	$(8,556)
Class C	(4,248)	(15)
Institutional Class	(1,761,893)	(3,769,301)
	(1,969,174)	(3,777,872)
Increase (decrease) in net assets derived from capital
share transactions	1,704,320	(760,856)
Net Increase in Net Assets	4,229,605	246,427

Net Assets:
Beginning of year	9,402,925	9,156,498
End of year (including undistributed net investment
income of $39,895 and $53,281, respectively)	$13,632,530	$9,402,925

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

		2/1/081
Year Ended		to
10/31/10	10/31/09	10/31/08
$6.770	$5.920	$8.500

0.023	0.051	0.009
1.726	0.830	(2.589)
1.749	0.881	(2.580)

(0.039)	(0.031)	—
(0.039)	(0.031)	—

$8.480	$6.770	$5.920

25.92%	15.02%	(30.35% )

$567	$298	$70
1.25%	1.25%	1.08%

2.60%	2.96%	3.75%
0.30%	0.88%	0.54%

(1.05% )	(0.83% )	(2.13% )
17%	23%	19%

Financial highlights
Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

See accompanying Notes, which are an integral part of the financial statements.

			7/31/081
Year Ended			to
10/31/10		10/31/09	10/31/08
$6.730		$5.910	$8.230

(0.035)		0.005	(0.028)
1.715		0.823	(2.292)
1.680		0.828	(2.320)

—		(0.008)	—
—		(0.008)	—

$8.410		$6.730	$5.910

24.96%		14.04%	(28.19%	)

$119		$70	$1
2.00%		2.00%	2.00%

3.30%		3.66%	4.08%
(0.45%	)	0.13%	(0.59%	)

(1.75%	)	(1.53% )	(2.67%	)
17%		23%	19%	4

Financial highlights
Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

4 Net assets are less than $500.

See accompanying Notes, which are an integral part of the financial statements.

		7/31/081
Year Ended		to
10/31/10	10/31/09	10/31/08
$6.760	$5.920	$8.230

0.005	0.037	(0.005)
1.759	0.828	(2.305)
1.764	0.865	(2.310)

(0.024)	(0.025)	—
(0.024)	(0.025)	—

$8.500	$6.760	$5.920

26.15%	14.72%	(28.07%	)

$—4	$—4	$—4
1.50%	1.50%	1.50%

2.90%	3.26%	3.87%
0.05%	0.63%	(0.09%	)

(1.35% )	(1.13% )	(2.27%	)
17%	23%	19%	5

5 Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

Financial highlights
Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had a waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

		2/1/081
Year Ended		to
10/31/10	10/31/09	10/31/08
$6.780	$5.920	$8.500

0.042	0.066	0.034
1.733	0.832	(2.614)
1.775	0.898	(2.580)

(0.055)	(0.038)	—
(0.055)	(0.038)	—

$8.500	$6.780	$5.920

26.31%	15.34%	(30.35% )

$12,947	$9,035	$9,085
1.00%	1.00%	1.00%

2.30%	2.66%	3.50%
0.55%	1.13%	0.62%

(0.75% )	(0.53% )	(1.88% )
17%	23%	19%

Notes to financial statements
Delaware Mid Cap Value Fund	October 31, 2010

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended October 31, 2010.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the year ended October 31, 2010.

Notes to financial statements
Delaware Mid Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Effective February 28, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses), do not exceed 1.00% of average daily net assets of the Fund through February 28, 2011. Prior to February 28, 2010, this expense limitation was voluntary. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended October 31, 2010, the Fund was charged $583 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through February 28, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At October 31, 2010, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$8,348
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(166)
Distribution fees payable to DDLP	(208)
Other expenses payable to DMC and affiliates*	(4,077)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. These expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended October 31, 2010, the Fund was charged $526 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended October 31, 2010, DDLP earned $693 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended October 31, 2010, the Fund made purchases of $3,105,564 and sales of $1,804,090 of investment securities other than short-term investments.

At October 31, 2010, the cost of investments for federal income tax purposes was $11,919,066. At October 31, 2010, net unrealized appreciation was $1,738,098, of which $2,336,273 related to unrealized appreciation of investments and $598,175 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

Notes to financial statements
Delaware Mid Cap Value Fund

3. Investments (continued)

liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2010:

	Level 1	Level 2	Total
Common Stock	$12,930,157	$—	$12,930,157
Short Term	—	727,007	727,007
Total	$12,930,157	$727,007	$13,657,164

There were no Level 3 securities at the beginning or the end of the year.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. During the year ended October 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2010 and 2009 was as follows:

	Year Ended
	10/31/10	10/31/09
Ordinary income	$75,065	$50,527

5. Components of Net Assets on a Tax Basis

As of October 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$12,622,138
Undistributed ordinary income	39,895
Capital loss carryforwards	(767,601)
Unrealized appreciation of investments	1,738,098
Net assets	$13,632,530

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2010, the Fund recorded the following reclassifications:

Accumulated net realized gain	$(8)
Undistributed net investment income	8

For federal income tax purposes, capital loss carryforward may be carried forward and applied against future capital gains. $325,118 was utilized in October 31, 2010. Capital loss carryforwards remaining at October 31, 2010 will expire as follows: $767,601 expires in 2017.

Notes to financial statements
Delaware Mid Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/10	10/31/09
Shares sold:
Class A	48,758	33,528
Class C	4,219	10,290
Institutional Class	409,984	477,640

Shares issued upon reinvestment of dividends and distributions:
Class A	250	122
Class C	—	4
Institutional Class	9,977	9,265
	473,188	530,849

Shares repurchased:
Class A	(26,258)	(1,503)
Class C	(522)	(3)
Institutional Class	(229,636)	(688,133)
	(256,416)	(689,639)
Net increase (decrease)	216,772	(158,790)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2010 or at any time during the year then ended. The agreement expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 15, 2011.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of October 31, 2010.

Notes to financial statements
Delaware Mid Cap Value Fund

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of October 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to October 31, 2010 that would require recognition or disclosure in the Funds’ financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended October 31, 2010, the Fund designates distributions paid during the year as follows:

(A)	Ordinary Income Distribution (Tax Basis)	100%
(B)	Qualifying Dividend1	100%

(A) is based on a percentage of the Fund’s total distributions.

(B) is based on a percentage of the Fund’s ordinary income distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* For the fiscal year ended October 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $75,065 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 or 2010 Form 1099-DIV.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds I
and the Shareholders of Delaware Mid Cap Value Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Mid Cap Value Fund (constituting Delaware Group Equity Funds I, hereafter referred to as the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended October 31, 2009 and the financial highlights for the year ended October 31, 2009 and the periods ended October 31, 2008 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2010

Other Fund information
(Unaudited)
Delaware Mid Cap Value Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP ( E&Y ) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds I (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP ( PwC ) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	78	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	78	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	78	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009 – 2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 – 2008)
(April 1995–June 2002)

Founder and	78	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	78	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	78	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	78	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 – 2007)

Vice President and Treasurer	78	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	78	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 – 2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	78	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	78	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	78	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	78	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Mid Cap Value Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

     An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,800 for the fiscal year ended October 31, 2010.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $9,438 for the fiscal year ended October 31, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended October 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: Audit procedures performed on Delaware Investments for its consolidation into Macquarie's financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended October 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended October 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended October 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Audit procedures performed on Delaware Investments for its consolidation into Macquarie's financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $1,850 for the fiscal year ended October 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $201,564 for the registrant’s fiscal years ended October 31, 2010 and October 31, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds I

/s/PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 5, 2010

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 5, 2010